Organization and basis of financial statements	6 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and basis of financial statements

1.	Organization and basis of financial statements

Skillful Craftsman Education Technology Limited (“the Company” or “the Group”) is an exempted company incorporated under the laws of Cayman Islands on June 14, 2019. The Company (collectively, the “Group”) has engaged in the operation of vocational online education and technology services in the People’s Republic of China (the “PRC”) through its consolidated subsidiaries and variable interest entity (the “VIE”) due to the PRC legal restrictions on foreign ownership and investment in the education business, until March 17, 2025 when the VIE Agreements were terminated and VIE structure was dismantled.

Due to the decreased demand and changes in the market environment for online education services in China, the Company has been transitioning from online education services to educational technology innovation, artificial intelligence skills training, and the digital transformation of educational institutions since the end of 2024. The Shenzhen Qianhai Jisen Information Technology Ltd., (“Jisen Information”), an indirectly wholly owned subsidiary of the Company, currently conducts most of the new business for the Company.

As of the end of September 30, 2025, the Company had no material operations itself and it conducts its business primarily through Jisen Information.

Details of the Company’s consolidated subsidiaries were as follows:

			Percentage
			of direct or
			indirect
			ownership
	Date of	Place of	by the	Principal
Name of Entity	incorporation	incorporation	Company	activities
Subsidiaries:			Direct
Easy Skills Technology Limited (“Hong Kong ES”)	December 24, 2018	HK	100%	Holding company
Skillful Craftsman Network Technology (Wuxi) Co., Ltd. (“WOFE” or “Craftsman Wuxi”)	January 16, 2019	PRC	100%	Investment holding
Shenzhen Jisen Information Tech Limited (“Jisen Information”)	December 8, 2014	PRC	100%	Financial education and services
LE FIRST SKILLAND PTE. LTD. (“LFS”)	March 30, 2023	Singapore	75%	Vocational education
Giga Learning Inc (“GIGA”)	November 19, 2024	USA	100	Vocational education

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS